Securities, Amortized Cost and Fair Value of Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale Investment Securities [Abstract]
Amortized Cost	$ 281,570	$ 176,919
Gross Unrealized Gains	210	0
Gross Unrealized Losses	(13,660)	(14,661)
Estimated Fair Value	268,120	162,258
U.S. Government Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	169,203	52,174
Gross Unrealized Gains	210	0
Gross Unrealized Losses	(1,383)	(1,877)
Estimated Fair Value	168,030	50,297
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	6,406	6,527
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(518)	(650)
Estimated Fair Value	5,888	5,877
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	105,961	118,218
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(11,759)	(12,134)
Estimated Fair Value	$ 94,202	$ 106,084